12. Leases (Sept 2019 Note) (Details - lease maturities)	Sep. 30, 2019 USD ($)
Leases [Abstract]
Six months ended December 31, 2019	$ 15,316
2020	62,183
2021	64,048
2022	43,655
Total payment	185,202
Amount representing intertest	(36,404)
Lease obligations, net	$ 148,798